Accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 373,775	$ 366,917	$ 1,089,919
Accrued payroll including vacation	279,607	223,481	364,368
Accrued professional fees and contract services	289,885	185,992	443,178
Accrued taxes	91,665	23,678	240,880
Accrued construction costs	67,171	13,716	509,950
Accrued other	518	11,116
Accrued other		31,539	$ 18,560
Accounts payable and accrued liabilities	$ 1,102,621	$ 824,900